UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2007

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
The Appleton Group PLUS Fund	Ticker Symbol: AGPLX
May 31, 2006

Exchange Traded Funds	Shares	Market Value	% of Total
DIAMONDS Trust, Series I	15,648	$1,748,351	9.8%
iShares Russell 2000 Growth Index Fund	15,199	1,126,398	6.3%
SPDR Trust Series 1	10,537	1,343,573	7.6%
Total Exchange Traded Funds (Cost $4,124,308)		4,218,322	23.7%

Investment Company
Rydex Inverse Dynamic OTC Fund	81,936	1,757,523	9.9%
Total Investment Company (Cost $1,710,000)		1,757,523	9.9%

Short-Term Investments
Investment Companies
AIM STIT-STIC Prime Portfolio - Institutional Class	617,000	617,000	3.4%
AIM STIT-Treasury Portfolio - Institutional Class	617,048	617,048	3.5%
Fidelity Institutional Government Portfolio - Class I	617,594	617,594	3.5%
Fidelity Institutional Money Market Portfolio - Select Class	575,007	575,007	3.2%
		2,426,649	13.6%

U.S. Government Agency Issue(a)	Principal Amount
Federal Home Loan Bank Discount Note, 2.65%, 6/01/06	11,875,000	11,875,000	66.7%

Total Short-Term Investments (Cost $14,301,649)		14,301,649	80.3%

Total Investments (Cost $20,135,957)		20,277,494	113.9%
Liabilities, less Other Assets		(2,470,646)	(13.9%)
Net Assets		$17,806,848	100.0%

(a) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the
United States Treasury.

The cost basis of investments for federal income tax purposes at May 31, 2006 was as follows*:

Cost of investments	$20,135,957
Gross unrealized appreciation	164,174
Gross unrealized depreciation	(22,637)
Net unrealized appreciation	$141,537

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended May 31, 2006 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By /s/ Joseph Neuberger
                            Joseph Neuberger, President and Treasurer

Date July 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Joseph Neuberger
                            Joseph Neuberger, President and Treasurer

Date July 11, 2006